Financial instruments - Investments held at fair value, Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Balance at beginning of period	$ 853,556
Balance at end of period	949,867	$ 853,556
Share of associate loss allocated to long-term interest (please refer to Note 6)	(34,117)	30,791	$ (11,490)
Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period	714,905
Balance at end of period	553,167	714,905
Level 3 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Balance at beginning of period	154,445
Balance at end of period	206,892	154,445
Level 3 of fair value hierarchy [member] | Investments held at fair value
Disclosure of financial assets [line items]
Balance at beginning of period	154,445	85,163	1,449
Gain/(Loss) on changes in fair value	41,297	48,867	12,966
Issuance of note receivable		6,480
Conversion of note receivable		(6,630)
Balance at end of period	206,892	154,445	85,163
Share of associate loss allocated to long-term interest (please refer to Note 6)	(23,006)
Financial Assets At Fair Value Through Profit Or Loss after allocation to long-term interest	183,886
Level 3 of fair value hierarchy [member] | Investments held at fair value | Akili [Member]
Disclosure of financial assets [line items]
Deconsolidation			$ 70,748
Level 3 of fair value hierarchy [member] | Investments held at fair value | Vor [Member]
Disclosure of financial assets [line items]
Deconsolidation		12,028
Cash purchase of preferred shares	1,150
Level 3 of fair value hierarchy [member] | Investments held at fair value | Karuna [Member]
Disclosure of financial assets [line items]
Deconsolidation		77,373
Reclassification of investment to investment in associate		(118,006)
Level 3 of fair value hierarchy [member] | Investments held at fair value | Gelesis [Member]
Disclosure of financial assets [line items]
Deconsolidation		$ 49,170
Cash purchase of preferred shares	$ 10,000